CONSOLIDATED STATEMENT OF CHANGES IN NET EQUITY - PEN (S/) S/ in Thousands	Total	Capital Stock [Member]	Shares of the Group [Member]	Share-based Payment [Member]	Capital Surplus [Member]	Reserves and Others [Member]	Investments in Equity Instruments [Member]	Investments in Debt Instruments [Member]	Cash Flow Hedge Reserve [Member]	Insurance Reserves [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [Member]	Total [Member]	Non-controlling Interest [Member]
Balances at Dec. 31, 2019	S/ 26,746,310	S/ 1,318,993	S/ (204,388)	S/ (3,451)	S/ 226,037	S/ 19,437,645	S/ 394,209	S/ 1,411,844	S/ (30,104)	S/ (658,491)	S/ (29,269)	S/ 4,374,935	S/ 26,237,960	S/ 508,350
Changes in equity
Net profit for the year	334,138	0	0	0	0	0	0	0	0	0	0	346,894	346,894	(12,756)
Other comprehensive income, Note 18(d)	786,938	0	0	0	0	0	(79,007)	844,687	(10,998)	(234,107)	257,134	0	777,709	9,229
Total comprehensive income	1,121,076	0	0	0	0	0	(79,007)	844,687	(10,998)	(234,107)	257,134	346,894	1,124,603	(3,527)
Transfer of retained earnings to reserves, Note 18(c)	0	0	0	0	0	1,977,091	0	0	0	0	0	(1,977,091)	0	0
Dividend distribution, Note 18(e)	(2,392,844)	0	0	0	0	0	0	0	0	0	0	(2,392,844)	(2,392,844)	0
Dividends paid to interest non-controlling of subsidiaries	(32,273)	0	0	0	0	0	0	0	0	0	0	0	0	(32,273)
Additional dividends	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Purchase of treasury stock, Note 18(b)	(151,961)	0	0	(3,418)	(148,543)	0	0	0	0	0	0	0	(151,961)	0
Sale of treasury stocks	62	0	62	0	0	0	0	0	0	0	0	0	62	0
Share-based payment transactions	132,792	0	0	2,762	115,131	14,899	0	0	0	0	0	0	132,792	0
Others	22,485	0	0	0	0	0	0	0	0	0	0	(4,742)	(4,742)	27,227
Balances at Dec. 31, 2020	25,445,647	1,318,993	(204,326)	(4,107)	192,625	21,429,635	315,202	2,256,531	(41,102)	(892,598)	227,865	347,152	24,945,870	499,777
Changes in equity
Net profit for the year	3,671,829	0	0	0	0	0	0	0	0	0	0	3,584,582	3,584,582	87,247
Other comprehensive income, Note 18(d)	(1,660,059)	0	0	0	0	0	(108,317)	(2,399,931)	40,829	733,932	103,491	0	(1,629,996)	(30,063)
Total comprehensive income	2,011,770	0	0	0	0	0	(108,317)	(2,399,931)	40,829	733,932	103,491	3,584,582	1,954,586	57,184
Transfer of retained earnings to reserves, Note 18(c)	0	0	0	0	0	346,994	0	0	0	0	0	(346,994)	0	0
Dividend distribution, Note 18(e)	(398,808)	0	0	0	0	(398,808)	0	0	0	0	0	0	(398,808)	0
Dividends paid to interest non-controlling of subsidiaries	(4,156)	0	0	0	0	0	0	0	0	0	0	0	0	(4,156)
Minority purchase, Note 3(n)	(7,822)	0	0	0	0	0	0	0	0	0	0	0	0	(7,822)
Purchase of treasury stock, Note 18(b)	(58,907)	0	0	(1,369)	(57,538)	0	0	0	0	0	0	0	(58,907)	0
Sale of treasury stocks	3,752	0	0	84	3,668	0	0	0	0	0	0	0	3,752	0
Share-based payment transactions	78,733	0	0	2,184	90,098	(13,549)	0	0	0	0	0	0	78,733	0
Others	(32,770)	0	0	0	0	0	0	0	0	0	0	(28,459)	(28,459)	(4,311)
Balances at Dec. 31, 2021	27,037,439	1,318,993	(204,326)	(3,208)	228,853	21,364,272	206,885	(143,400)	(273)	(158,666)	331,356	3,556,281	26,496,767	540,672
Changes in equity
Net profit for the year	4,745,388	0	0	0	0	0	0	0	0	0	0	4,633,096	4,633,096	112,292
Other comprehensive income, Note 18(d)	(891,013)	0	0	0	0	0	(33,298)	(1,524,918)	1,061	927,838	(256,701)	0	(886,018)	(4,995)
Total comprehensive income	3,854,375	0	0	0	0	0	(33,298)	(1,524,918)	1,061	927,838	(256,701)	4,633,096	3,747,078	107,297
Transfer of retained earnings to reserves, Note 18(c)	0	0	0	0	0	2,354,859	0	0	0	0	0	(2,354,859)	0	0
Dividend distribution, Note 18(e)	(1,196,422)	0	0	0	0	0	0	0	0	0	0	(1,196,422)	(1,196,422)	0
Dividends paid to interest non-controlling of subsidiaries	(48,577)	0	0	0	0	0	0	0	0	0	0	0	0	(48,577)
Non-controlling interest stock put option, Note 3(n)	(42,964)	0	0	0	0	(42,964)	0	0	0	0	0	0	(42,964)	0
Minority purchase, Note 3(n)	(5,877)	0	0	0	0	0	0	0	0	0	0	0	0	(5,877)
Purchase of treasury stock, Note 18(b)	(83,605)	0	0	(1,923)	(81,682)	0	0	0	0	0	0	0	(83,605)	0
Sale of treasury stocks	9,949	0	0	231	9,718	0	0	0	0	0	0	0	9,949	0
Share-based payment transactions	59,834	0	0	1,708	74,667	(16,541)	0	0	0	0	0	0	59,834	0
Others	(4,443)	0	0	0	0	0	0	0	0	0	0	(2,497)	(2,497)	(1,946)
Balances at Dec. 31, 2022	S/ 29,579,709	S/ 1,318,993	S/ (204,326)	S/ (3,192)	S/ 231,556	S/ 23,659,626	S/ 173,587	S/ (1,668,318)	S/ 788	S/ 769,172	S/ 74,655	S/ 4,635,599	S/ 28,988,140	S/ 591,569